Gains (losses) from operating activities in the statement of income, included according to their nature (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Amounts recovered from insurance	$ 347	$ 320
Total	26,893	18,218	$ 32,048
Other Incomes [Member]
Statement [Line Items]
Discounts obtained from suppliers	665	676	705
Fines charged to suppliers	267	483	698
Taxes recovered	346	457	996
Amounts recovered from insurance	14,719	492	443
Overestimate of provisions for third-party obligations	118	983	375
Sale of assets classified as properties, plant and equipment	3,222	2,422	1,536
Options on mining claims	5,852	5,298	16,095
Easements, pipelines and roads	1,619	7,204	10,806
Mining licenses and notary costs reimbursed	85	203	394
Total	$ 26,893	$ 18,218	$ 32,048